Investments (Tables)	12 Months Ended
Jan. 31, 2016
Investments Schedule [Abstract]
Schedule of Marketable Securities
At January 31, 2016, marketable securities consisted of the following (in thousands):

Investments classified as Marketable Securities	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate notes and obligations	$949,266	$1,398	$(2,983)	$947,681
U.S. treasury securities	157,625	375	(56)	157,944
Mortgage backed obligations	104,242	106	(323)	104,025
Asset backed securities	271,292	186	(226)	271,252
Municipal securities	44,934	209	(6)	45,137
Foreign government obligations	18,014	42	(5)	18,051
U.S. agency obligations	16,076	16	(6)	16,086
Covered bonds	6,690	148	0	6,838
Total marketable securities	$1,568,139	$2,480	$(3,605)	$1,567,014
At January 31, 2015, marketable securities consisted of the following (in thousands):

Investments classified as Marketable Securities	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate notes and obligations	$605,724	$3,031	$(481)	$608,274
U.S. treasury securities	73,226	257	(1)	73,482
Mortgage backed obligations	44,181	159	(415)	43,925
Asset backed securities	120,049	131	(43)	120,137
Municipal securities	36,447	115	(25)	36,537
Foreign government obligations	12,023	278	0	12,301
U.S. agency obligations	19,488	26	(4)	19,510
Covered bonds	66,816	1,185	0	68,001
Total marketable securities	$977,954	$5,182	$(969)	$982,167

Schedule of Short-Term and Long-Term Marketable Securities
The duration of the investments classified as marketable securities is as follows (in thousands):

	As of
	January 31, 2016	January 31, 2015
Recorded as follows:
Short-term (due in one year or less)	$183,018	$87,312
Long-term (due after one year)	1,383,996	894,855
	$1,567,014	$982,167

Schedule of Marketable Securities in a Unrealized Loss Position
As of January 31, 2016, the following marketable securities were in an unrealized loss position (in thousands):

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate notes and obligations	$531,258	$(2,472)	$48,047	$(511)	$579,305	$(2,983)
U.S. treasury securities	50,434	(56)	0	0	50,434	(56)
Mortgage backed obligations	61,055	(274)	4,780	(49)	65,835	(323)
Asset backed securities	135,917	(199)	5,490	(27)	141,407	(226)
Municipal securities	4,553	(4)	1,959	(2)	6,512	(6)
U.S. agency obligations	5,989	(6)	0	0	5,989	(6)
Foreign government obligations	5,523	(5)	0	0	5,523	(5)
	$794,729	$(3,016)	$60,276	$(589)	$855,005	$(3,605)

Schedule of Assets and Liabilities Measured at Fair Value an a Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value as of January 31, 2016 and indicates the fair value hierarchy of the valuation (in thousands):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balances as of January 31, 2016
Cash equivalents (1):
Time deposits	$0	$236,798	$0	$236,798
Money market mutual funds	216,107	0	0	216,107
Commercial Paper	0	159,230	0	159,230
Agency and sovereign paper	0	13,599	0	13,599
Marketable securities:
Corporate notes and obligations	0	947,681	0	947,681
U.S. treasury securities	0	157,944	0	157,944
Mortgage backed obligations	0	104,025	0	104,025
Asset backed securities	0	271,252	0	271,252
Municipal securities	0	45,137	0	45,137
Foreign government obligations	0	18,051	0	18,051
U.S. agency obligations	0	16,086	0	16,086
Covered bonds	0	6,838	0	6,838
Foreign currency derivative contracts (2)	0	4,731	0	4,731
Total Assets	$216,107	$1,981,372	$0	$2,197,479
Liabilities
Foreign currency derivative contracts (3)	$0	$14,025	$0	$14,025
Total Liabilities	$0	$14,025	$0	$14,025
_____________
(1)Included in “cash and cash equivalents” in the accompanying consolidated balance sheet as of January 31, 2016, in addition to $532.6 million of cash.
(2)Included in “prepaid expenses and other current assets” in the accompanying consolidated balance sheet as of January 31, 2016.
(3)Included in “accounts payable, accrued expenses and other liabilities” in the consolidated balance sheet as of January 31, 2016.
The following table presents information about the Company’s assets and liabilities that are measured at fair value as of January 31, 2015 and indicates the fair value hierarchy of the valuation (in thousands):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balances as of January 31, 2015
Cash equivalents (1):
Time deposits	$0	$292,487	$0	$292,487
Money market mutual funds	13,983	0	0	13,983
Marketable securities:
Corporate notes and obligations	0	608,274	0	608,274
U.S. treasury securities	0	73,482	0	73,482
Mortgage backed obligations	0	43,925	0	43,925
Asset backed securities	0	120,137	0	120,137
Municipal securities	0	36,537	0	36,537
Foreign government obligations	0	12,301	0	12,301
U.S. agency obligations	0	19,510	0	19,510
Covered bonds	0	68,001	0	68,001
Foreign currency derivative contracts (2)	0	10,611	0	10,611
Total Assets	$13,983	$1,285,265	$0	$1,299,248
Liabilities
Foreign currency derivative contracts (3)	$0	$5,694	$0	$5,694
Total Liabilities	$0	$5,694	$0	$5,694
______________
(1)Included in “cash and cash equivalents” in the accompanying consolidated balance sheet as of January 31, 2015, in addition to $601.6 million of cash.
(2)Included in “prepaid expenses and other current assets” in the accompanying consolidated balance sheet as of January 31, 2015.
(3)Included in “accounts payable, accrued expenses and other liabilities” in the accompanying consolidated balance sheet as of January 31, 2015.

Schedule of Outstanding Foreign Currency Derivative Contracts Related Primarily to Intercompany Receivables and Payables
Details on outstanding foreign currency derivative contracts related primarily to intercompany receivables and payables are presented below (in thousands):

	As of January 31,
	2016	2015
Notional amount of foreign currency derivative contracts	$1,274,515	$942,086
Fair value of foreign currency derivative contracts	$(9,294)	$4,917

Fair Value of Outstanding Derivative Instruments
The fair value of the Company’s outstanding derivative instruments are summarized below (in thousands):

		Fair Value of Derivative Instruments
		As of January 31,
	Balance Sheet Location	2016	2015
Derivative Assets
Derivatives not designated as hedging instruments:
Foreign currency derivative contracts	Prepaid expenses and other current assets	$4,731	$10,611
Derivative Liabilities
Derivatives not designated as hedging instruments:
Foreign currency derivative contracts	Accounts payable, accrued expenses and other liabilities	$14,025	$5,694

Schedule of The Effect of The Derivative Instruments Not Designated as Hedging Instruments on the Condensed Consolidated Statements of Operations
The effect of the derivative instruments not designated as hedging instruments on the consolidated statements of operations during fiscal 2016, 2015 and 2014, respectively, are summarized below (in thousands):

Derivatives Not Designated as Hedging Instruments	Gains (losses) on Derivative Instruments Recognized in Income
		Fiscal Year Ended January 31,
	Location	2016	2015	2014
Foreign currency derivative contracts	Other expense	$(25,786)	$(1,186)	$108

Schedule of Strategic Investments
Strategic investments consisted of the following (in thousands):

Description	Balance at beginning of year	Additions	Sales, dispositions and fair market value adjustments (1)	Balance at end of year
Fiscal year ended January 31, 2016
Strategic investments	$175,774	386,219	(41,272)	$520,721
Fiscal year ended January 31, 2015
Strategic investments	$92,489	101,774	(18,489)	$175,774
(1) Amounts include the release of the cost-basis and the current unrealized gain or loss balance recorded in accumulated other comprehensive loss when shares of a publicly-held investment are sold, disposition-related reductions of a cost-basis investment if a privately-held company within the portfolio is acquired by another company, fair market value adjustments such as cost basis reductions related to impairments that are other-than-temporary and unrealized gains or losses related to investments held in publicly traded companies.

Schedule of Components of Investment Income
Investment income consists of interest income, realized gains, and realized losses on the Company’s cash, cash equivalents and marketable securities. The components of investment income are presented below (in thousands):

	Fiscal Year Ended January 31,
	2016	2015	2014
Interest income	$14,146	$10,129	$9,512
Realized gains	3,287	517	5,952
Realized losses	(2,092)	(608)	(5,246)
Total investment income	$15,341	$10,038	$10,218